REVENUES (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Schedule of Net Revenues From Sales

	2022	2021	2020
Sale of products	201,640,558	197,099,823	165,400,975
- Domestic market	201,582,476	196,970,085	165,257,642
- External customers	58,082	129,738	143,333
Services rendered	6,024,672	6,486,331	6,008,550
Bonuses / Discounts	(62,532,616)	(60,085,628)	(49,027,161)
Total	145,132,614	143,500,526	122,382,364